Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Accounting Policies [Abstract]
Cash	$ 603,256	$ 7,838	$ 19,486